UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9617

Name of Fund:  Merrill Lynch Strategy Series, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Strategy Series, Inc., 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments


Merrill Lynch Strategy Series, Inc. - Growth and Income Fund
Schedule of Investments as of September 30, 2004
                                           Investments                                                Value
                                                                                              (in U.S. dollars)
Underlying Equity                          Master International Index Series+                 $        2,736,497
Funds - 62.7%                              Master Mid Cap Index Series+                                2,865,772
                                           Master S&P 500 Index Series+                               21,915,751
                                           Master Small Cap Index Series+                                871,651

                                           Total Investments in Underlying Equity Funds
                                           (Cost - $32,201,199)                                       28,389,671

Underlying Fixed Income                    Master Aggregate Bond Index Series+                        17,141,390
Funds - 37.9%
                                           Total Investments in Underlying Fixed Income Funds
                                           (Cost - $15,532,667)                                       17,141,390

Total Investments (Cost - $47,733,866) - 100.6%                                                       45,531,061
Liabilities in Excess of Other Assets - (0.6%)                                                          (275,399)
                                                                                              ------------------
Net Assets - 100%                                                                             $       45,255,662
                                                                                              ==================

+Investments in companies considered to be an affiliate of the
Corporation (such companies are defined as "Affiliated Companies" in
Section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                                                          Realized      Net Investment
Affiliate                               Contributions   Withdrawals      Gains(Losses)         Income
Master Aggregate Bond Index Series          -               -             $   115,464    $   515,322
Master International Index Series           -          $  500,000         $   394,984    $    49,083
Master Mid Cap Index Series                 -               -             $    69,276    $    22,585
Master S&P 500 Index Series              $500,000      $1,900,000         $  (294,387)   $   284,996
Master Small Cap Index Series               -                             $    52,375    $    10,197
Merrill Lynch Liquidity Series
   Cash Sweep Series I                      -          $  865,370*                -      $     3,738

*Represents net contributions.


Merrill Lynch Strategy Series, Inc. - Long-Term Growth Fund
Schedule of Investments as of September 30, 2004
                                   Investments                                                              Value
                                                                                                      (in U.S. dollars)
Underlying Equity                  Master International Index Series+                                 $     5,098,297
Funds - 85.1%                      Master Mid Cap Index Series+                                             6,376,505
                                   Master S&P 500 Index Series+                                            47,052,235
                                   Master Small Cap Index Series+                                           3,567,787

                                   Total Invesments in Underlying Equity Funds (Cost - $58,831,932)        62,094,824

Underlying Fixed                   Master Aggregate Bond Index Series+                                     11,123,866
Income Funds - 15.2%
                                   Total Investments in Underlying Fixed Income Funds
                                   (Cost - $10,467,926)                                                    11,123,866

Total Investments (Cost - $69,299,858) - 100.3%                                                            73,218,690
Liabilities in Excess of Other Assets - (0.3%)                                                               (241,890)
                                                                                                      ---------------
Net Assets - 100.0%                                                                                   $    72,976,800
                                                                                                      ===============

+Investment in companies considered to be an affiliate of the
Corporation (such companies are defined as  "Affiliated Companies"
in section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                                                              Realized     Net Investment
Affiliate                              Contributions     Withdrawals    Gains (Losses)             Income
Master Aggregate Bond Index Series           -               -           $     74,930         $   334,417
Master International Index Series            -           $2,000,000      $    739,826         $    92,254
Master Mid Cap Index Series                  -               -           $    154,142         $    50,254
Master S&P 500 Index Series              $3,000,000      $1,600,000      $   (638,075)        $   596,860
Master Small Cap Index Series                -               -           $    121,866         $    23,726
Merrill Lynch Liquidity Series
   Cash Sweep Series I                       -           $2,558,186*             -            $    14,601

*Represents net contributions.


Merrill Lynch Strategy Series, Inc. - All-Equity Fund
Schedule of Investments as of September 30, 2004
                                      Investments                                            Value
                                                                                      (in U.S. dollars)
Underlying Equity                     Master International Index Series*              $        3,079,500
Funds                                 Master Mid Cap Index Series*                             5,669,190
                                      Master S&P 500 Index Series* +                          37,553,223
                                      Master Small Cap Index Series*                           2,859,511

Total Investments (Cost - $47,360,120) - 101.0%                                               49,161,424
Liabilities in Excess of Other Assets - (1.0%)                                                  (506,589)
                                                                                      ------------------
Net Assets - 100.0%                                                                   $       48,654,835
                                                                                      ==================

*Investment in companies considered to be an affiliate of the
Corporation (such companies are defined as "Affiliated Companies" in section 2(a)(3) of the Investment Company Act of 1940) were as follows:
                                                                          Realized      Net Investment
Affiliate                           Contributions    Withdrawals     Gains (Losses)             Income
Master International Index Series         -          $3,000,000      $     453,478      $       57,078
Master Mid Cap Index Series               -               -          $     137,044      $       44,679
Master S&P 500 Index Series           $3,000,000     $3,700,000      $    (509,451)     $      486,459
Master Small Cap Index Series             -               -          $     101,022      $       19,668
Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                  N/A             N/A                -           $          356

+The complete schedule of investments for this underlying investment is available on the Securities and Exchange Commission's
Web site at http://www.sec.gov.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Strategy Series, Inc.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn,
       President
       Merrill Lynch Strategy Series, Inc.


Date: November 19, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terry K. Glenn________
       Terry K. Glenn
       President
       Merrill Lynch Strategy Series, Inc.


Date: November 19, 2004


By:    /s/ Donald C. Burke________
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Strategy Series, Inc.


Date: November 19, 2004